Consolidated Balance Sheets Detail - Product Warranty (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Product Warranty Accrual, Beginning Balance	$ 204	$ 318	$ 408
Product Warranty Accrual, Warranties Issued	(140)	(357)	(474)
Product Warranty Provision	82	270	392
Product Warranty Accrual, Preexisting, Increase (Decrease)	(23)	(27)	(8)
Product Warranty Accrual, Ending Balance	$ 123	$ 204	$ 318